SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of Share-based Payment Arrangements Compensation Expense
Compensation expense related to the share-based compensation was recognized in the condensed interim consolidated statement of comprehensive earnings (loss) as follows:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Administrative expenses	1,614,268	2,524,026	2,654,134	5,346,600
Selling expenses	442,442	839,056	816,419	1,811,040
	2,056,710	3,363,082	3,470,553	7,157,640
10 - SHARE-BASED COMPENSATION (CONTINUED)
Disclosure of Outstanding Options
The following table summarizes the outstanding options as at June 30, 2023 and 2022 and changes during the six months then ended:

	June 30, 2023		June 30, 2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,543,793	2.75	558,697	6.94
Forfeited	(40,045)	9.85	—	—
Outstanding, end of period	11,050,933	2.17	9,630,846	2.12
Exercisable, end of period	8,096,755	1.49	6,738,387	1.23

Disclosure of Equity Instruments Measured at Fair Value	The following table summarizes the outstanding restricted share units as at June 30, 2023 and 2022 and changes during the six months then ended:

	June 30, 2023		June 30, 2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	276,584	6.93
Forfeited	(22,499)	9.25	—	—
Outstanding, end of period	1,086,617	4.15	312,831	8.28
Vested, end of period	—	—	—	—
The following table summarizes the outstanding deferred share units as at June 30, 2023 and 2022 and changes during the six months then ended:

	June 30, 2023		June 30, 2022
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Granted	224,342	2.85	62,181	6.92
Settled	—	—	(2,026)	14.07
Outstanding, end of period	525,433	3.64	78,910	14.07
Vested, end of period	525,433	3.64	78,910	8.71